Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, noncurrent	$ 1,364	$ 3,330
Deferred tax liabilities, current	126	52
Deferred tax liabilities, noncurrent	1,238	3,278
Deferred tax liabilities	1,364	3,330
Deferred tax assets (liabilities), net
Operating Losses Carried Forward Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, noncurrent	46	691
Intangible Asset Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, noncurrent	1,318	2,639
Restricted Cash Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, current		52
Payable And Accrued Liabilities Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, current	126
Property, Plant And Equipment Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, noncurrent	49	184
Deferred Revenues Related Temporary Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, noncurrent	1,073	3,047
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, noncurrent	$ 116	$ 47